Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments	The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2018 and December 31, 2017:

	Carrying	Estimated
December 31, 2018	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$117,934	$117,901	$115,693	$2,208	$—
Securities available for sale	91,299	91,299	4,955	86,344	—
Securities held to maturity	10,837	10,750	—	10,750	—
Loans held for investment, net	367,596	364,636	—	—	364,636
Loans held for sale	4,800	4,800	—	4,800	—
Restricted stock	1,094	1,094	1,094	—	—
Loan servicing rights	1,850	3,455	—	3,455	—
Accrued interest receivable	1,763	1,763	—	—	1,763
FINANCIAL LIABILITIES
Deposits	$566,901	$521,508	$—	$521,508	$—
Short-term borrowings	1,190	1,190	—	1,190	—
Long-term debt	9,974	10,086	—	—	10,086
Accrued interest payable	16	16	—	—	16

	Carrying	Estimated
December 31, 2017	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$70,403	$70,379	$67,913	$2,466	$—
Securities available for sale	95,743	95,743	—	95,743	—
Securities held to maturity	11,458	11,461	—	11,461	—
Loans held for investment, net	356,871	359,325	—	—	359,325
Loans held for sale	4,414	4,414	—	4,414	—
Restricted stock	1,067	1,067	1,067	—	—
Mortgage servicing rights	2,125	3,310	—	3,310	—
Accrued interest receivable	1,709	1,709	—	—	1,629
FINANCIAL LIABILITIES
Deposits	$512,628	$481,300	$—	$481,300	$—
Short-term borrowings	1,752	1,752	—	1,752	—
Long-term debt	9,534	9,658	—	—	9,658
Accrued interest payable	148	148	—	—	148

Fair Value Information for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	December 31, 2018
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$4,955	$4,955	$—	$—
US Government	51,916	—	51,916	—
Mortgage-backed securities and CMO’s	16,702	—	16,702	—
State and political subdivisions	12,955	—	12,955	—
Corporate bonds	4,771	—	4,771	—
Total assets at fair value	$91,299	$4,955	$86,344	$—
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2017
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Government	$55,615	$—	$55,615	$—
Mortgage-backed securities and CMO’s	20,891	—	20,891	—
State and political subdivisions	14,199	—	14,199	—
Corporate bonds	5,038	—	5,038	—
Total assets at fair value	$95,743	$—	$95,743	$—
Total liabilities at fair value	$—	$—	$—	$—

Assets Measured at Fair Value on Nonrecurring Basis	Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2018 and December 31, 2017:

	December 31, 2018
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,279	$—	$—	$3,279
Other real estate owned	951	—	—	951
Total assets at fair value	$4,230	$—	$—	$4,230
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2017
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$2,624	$—	$—	$2,624
Other real estate owned	1,785	—	—	1,785
Total assets at fair value	$4,409	$—	$—	$4,409
Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

General
December 31, 2018	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

General
December 31, 2017	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%